Stockholders' Equity - Narrative - Distributions Declared (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 04, 2014	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 14, 2018
Class of Stock [Line Items]
Common share, distribution rate per share per day, declared (in dollars per share)		$ 0.002466		$ 0.002466		$ 0.002466
Share price (in dollars per share)									$ 15.84
Distributions declared		$ 11,860,005	$ 11,664,156	$ 35,056,265	$ 34,462,270	$ 46,179,769	$ 45,321,063	$ 42,357,688
Dividends payable		$ 3,873,086		$ 3,873,086		3,953,499	3,886,730
Common Stock [Member]
Class of Stock [Line Items]
Common share, distribution rate per share per day, declared (in dollars per share)					$ 0.002466
Common stock distribution rate percentage	6.00%			6.00%
Share price (in dollars per share)	$ 15.00	$ 15.00		$ 15.00				$ 14.85
Distributions declared		$ 11,860,005	11,664,156	$ 35,056,265	$ 34,462,269	46,179,769	45,321,063
Dividends, common stock, distribution reinvestment plan		$ 5,269,020	$ 5,672,728	$ 15,899,564	$ 17,042,127	$ 22,603,893	$ 23,316,731
Dividends, common stock, distribution reinvestment plan (in shares)		332,640	373,697	1,018,429	1,130,971	1,497,359	1,573,774
Dividends payable		$ 3,873,086		$ 3,873,086		$ 3,953,499	$ 3,886,730
Dividends payable, DRP				$ 1,709,602		$ 1,860,828	$ 1,970,910
Dividends payable, DRP (in shares)				107,929		122,584	132,721